Equity-based Awards	12 Months Ended
Dec. 31, 2012
Equity-based Awards [Abstract]
Equity-based Awards

Note 12. Equity-based Awards

Long-Term Incentive Plan

In December 2011, the Board adopted the Memorial Production Partners GP LLC Long-Term Incentive Plan (“LTIP”) for employees, officers, consultants and directors of the general partner and any of its affiliates, including Memorial Resource, who perform services for the Partnership. The LTIP consists of restricted units, phantom units, unit options, unit appreciation rights, distribution equivalent rights, other unit-based awards and unit awards. The LTIP initially limits the number of common units that may be delivered pursuant to awards under the plan to 2,142,221 common units. Common units that are cancelled, forfeited or withheld to satisfy exercise prices or tax withholding obligations will be available for delivery pursuant to other awards. The LTIP is administered by the Board or a committee thereof. During the year ended December 31, 2012, there were multiple awards of restricted common units that were granted under the LTIP to executive officers and independent directors of our general partners and other Memorial Resource employees.

The restricted common units awarded are subject to restrictions on transferability, customary forfeiture provisions and graded vesting provisions in which one-third of each award vests on the first, second, and third anniversaries of the date of grant. Award recipients have all the rights of a unitholder in the partnership with respect to the restricted common units, including the right to receive distributions thereon if and when distributions are made by the Partnership to its unitholders (except with respect to the fourth quarter 2011 distribution that was paid in February 2012). The term “restricted common unit” represents a time-vested unit. Such awards are non-vested until the required service period expires.

The aggregate fair value of the restricted common units awarded to our general partner’s executive officers and other Memorial Resource employees, which are accounted for as equity-classified awards, was $5.0 million based on the market price per unit on the date of grant. This amount net of forfeitures will be recognized as compensation cost on a straight-line basis over the requisite service period. These awards were granted in recognition of services performed in connection with the completion of our IPO and/or to provide incentive to help drive the Partnership’s future success and to share in the economic benefits of that success. The compensation costs associated with these awards are recorded as direct general and administrative expenses. During the year ended December 31, 2012, we recognized approximately $1.4 million of compensation expense associated with these awards.

The fair value of the restricted unit awards granted to the independent directors of our general partner are also recognized as compensation cost on a straight-line basis over the requisite service period. The compensation costs associated with these awards are recorded as direct general and administrative expenses. During the year ended December 31, 2012, we recognized less than $0.1 million of compensation expense associated with these awards.

The following table summarizes information regarding restricted common unit awards for the periods presented:

	Number of Units	Weighted- Average Grant Date Fair Value per Unit (1)

Restricted common units outstanding at December 31, 2011	--	$--
Granted (2)	287,943	$18.07
Forfeited	(2,334)	$17.14

Restricted common units outstanding at December 31, 2012	285,609	$18.08

(1)    Determined by dividing the aggregate grant date fair value of awards by the number of awards issued.

(2)    The aggregate grant date fair value of restricted common unit awards issued in 2012 was $5.2 million based on grant date market prices ranging from $17.14 to $18.58 unit.

The unrecognized compensation cost associated with restricted common unit awards was an aggregate $3.7 million at December 31, 2012. We expect to recognize the unrecognized compensation cost for these awards over a weighted-average period of 2.37 years.

Since the restricted common units are participating securities, any distributions received by the restricted common unitholders are included in distributions to partners as presented on our statements of consolidated and combined cash flows. During the year ended December 31, 2012, the restricted common unitholders received a distribution of approximately $0.2 million. The restricted common unitholders received a distribution of approximately $0.1 million on February 13, 2013 with respect to the quarterly cash distribution for the fourth quarter of 2012 that the Board declared in January 2013.

Subsequent Event. On January 9, 2013, our general partner’s executive officers and independent directors were granted additional awards of restricted common units. The aggregate number of restricted units granted on such date was 16,627.